Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000122820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000122820 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	100.00%	[1]
C000122820 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000122820 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000122820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000122820 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000168150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168150 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	72.30%	[3]
C000168150 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000168150 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000168150 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000168150 [Member] | Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(27.70%)	[3]

[1]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[2]	Includes variation margin on futures contracts.
[3]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[4]	Includes variation margin on futures contracts.